Segmental reporting - Analysis of results by business (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of operating segments [line items]
Total income	£ 9,804	£ 9,990
Operating expenses	(5,952)	(5,259)
Litigation and conduct	(34)	(1,833)
Operating expenses	(5,986)	(7,092)
Other net income	2	0
Profit/(loss) before impairment	3,820	2,898
Credit impairment charge	(688)	(293)
Profit before tax	3,132	2,605
Total assets	1,246,636		£ 1,203,537
Total liabilities	1,188,288		1,144,584
Operating segments | Corporate and Investment Bank
Disclosure of operating segments [line items]
Total income	7,362	8,086
Operating expenses	(4,324)	(3,912)
Litigation and conduct	2	(1,632)
Operating expenses	(4,322)	(5,544)
Other net income	2	0
Profit/(loss) before impairment	3,042	2,542
Credit impairment charge	(20)	(31)
Profit before tax	3,022	2,511
Total assets	1,147,200		1,111,200
Total liabilities	1,105,700		1,058,200
Operating segments | Consumer, Cards and Payments
Disclosure of operating segments [line items]
Total income	2,599	1,992
Operating expenses	(1,544)	(1,285)
Litigation and conduct	(32)	(200)
Operating expenses	(1,576)	(1,485)
Other net income	0	0
Profit/(loss) before impairment	1,023	507
Credit impairment charge	(659)	(278)
Profit before tax	364	229
Total assets	88,000		79,900
Total liabilities	82,400		85,000
Head Office
Disclosure of operating segments [line items]
Total income	(157)	(88)
Operating expenses	(84)	(62)
Litigation and conduct	(4)	(1)
Operating expenses	(88)	(63)
Other net income	0	0
Profit/(loss) before impairment	(245)	(151)
Credit impairment charge	(9)	16
Profit before tax	(254)	£ (135)
Total assets	11,400		12,400
Total liabilities	£ 200		£ 1,400